Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	12 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended	67 Months Ended
	Sep. 08, 2020	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000236514 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Alternative Access First Priority CLO Bond ETF (AAA)
Accumulated Value	$ 10,000	$ 10,087		$ 10,080	$ 10,360	$ 11,232	$ 11,917	$ 12,511
Bloomberg US Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Universal Bond Index
Accumulated Value	10,000	9,795		9,381	8,948	9,187	9,669	10,118
Bloomberg Floating Rate Note 5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Floating Rate Note <5 Years Index
Accumulated Value	$ 10,000	$ 10,051		$ 10,058	$ 10,373	$ 11,110	$ 11,755	$ 12,323